[redacted]

13002835

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

001-33668

Received

SEP 16 2013

Washington, DC 20549

By Electronic Mail

September 16, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 12, 2013 The Nasdaq Stock Market (the "Exchange") received from SuperCom, Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, par value NIS 0.25 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery